UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Floor
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2016

Date of reporting period:  March 31, 2016

Item 1. Schedule of Investments.

MUHLENKAMP FUND
SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

Name of Issuer or Title of Issue	Shares	Value
COMMON STOCKS - 64.6%
Airlines - 7.5%
Allegiant Travel Company	49,941	$8,892,494
Delta Air Lines, Inc.	112,500	5,476,500
Spirit Airlines, Inc. (a)	150,000	7,197,000
		21,565,994
Biotechnology - 7.6%
Biogen, Inc. (a)	17,700	4,607,664
Gilead Sciences, Inc.	180,000	16,534,800
MacroGenics, Inc. (a)	50,000	937,500
		22,079,964
Chemicals - 2.2%
Celanese Corporation - Series A	98,000	6,419,000
Computers & Peripherals - 4.8%
Apple, Inc.	125,730	13,703,313
Electronic Equipment, Instruments & Components - 1.2%
Universal Display Corporation (a)	66,000	3,570,600
Energy Equipment & Services - 3.5%
Baker Hughes, Inc.	68,000	2,980,440
Halliburton Company	100,000	3,572,000
Schlumberger Ltd. (b)	48,000	3,540,000
		10,092,440
Health Care Providers & Services - 2.1%
UnitedHealth Group, Inc.	47,000	6,058,300
Household Durables - 1.6%
WCI Communities, Inc. (a)	249,200	4,630,136
IT Services - 9.6%
Alliance Data Systems Corporation (a)	100,000	22,000,000
Neustar, Inc. - Class A (a)	235,000	5,781,000
		27,781,000
Oil, Gas & Consumable Fuels - 2.6%
Bellatrix Exploration Ltd. (a)(b)	780,100	787,901
Dynagas LNG Partners LP (b)	155,000	1,767,000
GasLog Partners LP (b)	95,000	1,579,850
Golar LNG Partners LP (b)	200,000	2,938,000
Rex Energy Corporation (a)	360,000	276,588
Teekay Tankers Ltd. - Class A (b)	40,000	146,800
		7,496,139
Pharmaceuticals - 8.6%
Bristol-Myers Squibb Company	180,000	11,498,400
Lannett Company, Inc. (a)	300,000	5,379,000
Teva Pharmaceutical Industries Ltd. - ADR	150,000	8,026,500
		24,903,900
Semiconductors & Semiconductor Equipment - 3.5%
ON Semiconductor Corporation (a)	1,040,000	9,973,600
Software - 3.8%
Microsoft Corporation (c)	200,000	11,046,000
Textiles, Apparel & Luxury Goods - 3.1%
Hanesbrands, Inc.	320,000	9,068,800
Trading Companies & Distributors - 2.9%
Rush Enterprises, Inc. - Class A (a)	379,907	6,929,504
Rush Enterprises, Inc. - Class B (a)	76,407	1,395,192
		8,324,696
Total Common Stocks
(Cost $146,498,615)		186,713,882

EXCHANGE TRADED FUNDS - 1.6%
PowerShares Buyback Achievers Portfolio	100,000	4,532,000
Total Exchange Traded Funds
(Cost $4,255,400)		4,532,000

SHORT-TERM INVESTMENTS - 34.1%
Money Market Fund - 16.8%
Fidelity Institutional Government Portfolio - Class I, 0.23% (d)	48,805,507	48,805,507

	Par Value
U.S. Treasury Bills - 17.3%
0.090%, 5/12/2016 (e)	$25,000,000	24,997,450
0.306%, 8/11/2016 (e)	25,000,000	24,971,950
		49,969,400
Total Short-Term Investments
(Cost $98,775,751)		98,774,907

TOTAL INVESTMENTS
(Cost $249,529,766) - 100.3%		290,020,789
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%		(879,489)
TOTAL NET ASSETS - 100.0%		$289,141,300

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign company.
(c)	Shares are held as collateral for all or a portion of a corresponding written option contract. The value of the collateral on March 31, 2016 was $11,046,000.
(d)	The rate quoted is the annualized seven-day yield as of March 31, 2016.
(e)	Rate shown is effective yield as of March 31, 2016.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

MUHLENKAMP FUND
SCHEDULE OF WRITTEN OPTIONS
March 31, 2016 (Unaudited)
	Contracts
Name of Issuer or Title of Issue	(100 Shares Per Contract)	Value
WRITTEN CALL OPTIONS - 0.1%
Microsoft Corporation
Expiration May 2016, Exercise Price $52.50	1,000	$365,000
Total Written Call Options
(Premiums received $276,735)		$365,000

Summary of Fair Value Exposure

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s net assets as of March 31, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks	$186,713,882	$-	$-	$186,713,882
Exchange-Traded Funds	4,532,000	-	-	4,532,000
Short-Term Investments	48,805,507	49,969,400	-	98,774,907
Total Investments in Securities	$240,051,389	$49,969,400	$-	$290,020,789

Written Call Options	$-	$365,000	$-	$365,000

The Fund did not have any Level 3 investments during the period. It is the Fund's policy to record transfers at the end of the reporting period.  For the period ended March 31, 2016, the Fund did not have any transfers.

Fair values of derivative instruments as of March 31, 2016:

	Asset Derivatives		Liability Derivatives
	Description	Fair Value	Description	Fair Value

Equity Contracts	None applicable	$-	Written Call Options	$365,000
Total Derivative Instruments		$-		$365,000

The cost basis of investments for federal income tax purposes at March 31, 2016 was as follows*:

Muhlenkamp Fund

Cost of investments	$249,253,031

Gross unrealized appreciation	51,412,216
Gross unrealized depreciation	(11,009,458)
Net unrealized appreciation	$40,402,758

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous year’s federal income  tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)  /s/ James R. Arnold
                                            James R. Arnold, President

Date  May 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ James R. Arnold
                                              James R. Arnold, President

Date   May 19, 2016

By (Signature and Title)* /s/ Brian R. Wiedmeyer
                                              Brian R. Wiedmeyer, Treasurer

Date   May 19, 2016